Long-Term Debt (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2018 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2019 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Term Loan due through 2021 [Member] USD ($)	Dec. 31, 2011 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2010 U.S. Dollar-denominated Unsecured Demand Loan [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2011 Euro-denominated Term Loans due through 2023 [Member] EUR (€)	Dec. 31, 2010 Euro-denominated Term Loans due through 2023 [Member] USD ($)
Long term debt
Total	$ 1,315,231	$ 1,399,115	$ 49,274	$ 188,000	$ 120,796	$ 0	$ 346,768	$ 371,685	$ 321,337	$ 332,248	$ 114,868	$ 120,599	$ 13,282	$ 13,282	$ 348,906	€ 269,200	$ 373,301
Less current portion	84,722	76,408
Total	$ 1,230,509	$ 1,322,707